Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity - USD ($) $ in Thousands	Total	Game Your Game	Game Your Game	Visualix	CXApp	Common Stock	Common Stock Game Your Game	Common Stock Visualix	Common Stock CXApp	Additional Paid-In Capital	Additional Paid-In Capital Game Your Game	Additional Paid-In Capital Visualix	Additional Paid-In Capital CXApp	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-Controlling Interest	Non-Controlling Interest Game Your Game	Series 7 Preferred Stock	Series 7 Preferred Stock Additional Paid-In Capital	Series 4 Convertible Preferred Stock	Series 4 Convertible Preferred Stock Preferred Stock	Series 5 Convertible Preferred Stock	Series 5 Convertible Preferred Stock Preferred Stock	Series 8 Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)																			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interest, ownership percentage by parent		55.40%
Convertible preferred stock, beginning balance at Dec. 31, 2020																			$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Series 7 and series 8 Preferred Stock issued for cash (in shares)																			58,750
Series 7 and series 8 Preferred Stock issued for cash																			$ 46,034
Series 7 Preferred Stock converted to common stock (in shares)																			(9,500)
Series 7 Preferred Stock converted to common stock																			$ (9,500)
Accrete Discount - Preferred Shares																			$ 8,161
Convertible preferred stock, ending balance (in shares) at Dec. 31, 2021																			49,250						0
Convertible preferred stock, ending balance at Dec. 31, 2021																			$ 44,695						$ 0
Balance, beginning (in shares) at Dec. 31, 2020																						1		126
Balance, beginning at Dec. 31, 2020	$ 44,680					$ 1				$ 225,665				$ (695)	$ 660	$ (180,992)	$ 41					$ 0		$ 0
Balance, beginning (in shares) at Dec. 31, 2020						779,964
Balance, beginning (in shares) at Dec. 31, 2020														(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash / offering	4,551									4,551
Common shares issued for extinguishment of debt (in shares)						23,615
Common shares issued for extinguishment of debt	$ 2,500									2,500
Common shares issued for cashless stock options exercised (in shares)	277					73
Common shares issued for net proceeds from warrants exercised (in shares)						420,071
Common shares issued for net proceeds from warrants exercised	$ 3,779									3,779
Stock options and restricted stock awards granted to employees and consultants for services	10,880									10,880
Taxes paid on stock based compensation	(1,858)									(1,858)
Issuance of shares from acquisition (in shares)							15,722	4,928	117,995
Issuance of shares from acquisition			$ 3,875	$ 429	$ 10,000				$ 1		$ 1,403	$ 429	$ 9,999					$ 2,472
Common shares issued for restricted stock grants (in shares)						62,308
Common shares issued for restricted stock grants	0									0
Series 7 Preferred Stock converted to common stock (in shares)						101,334													9,500
Series 7 Preferred Stock converted to common stock	9,500									9,500
Accrete Discount - Preferred Shares	(8,161)									(8,161)
Restricted stock grants forfeited (in shares)						(6,538)
Restricted stock grants forfeited	0
Cumulative translation adjustment	(628)														(616)	(162)	150
Net income (loss)	(70,130)															(69,155)	(975)
Balance, ending (in shares) at Dec. 31, 2021																					1	1	126	126
Balance, ending at Dec. 31, 2021	$ 83,491					$ 2				332,761				$ (695)	44	(250,309)	1,688					$ 0		$ 0
Balance, ending (in shares) at Dec. 31, 2021	1,730,140					1,730,140
Balance, ending (in shares) at Dec. 31, 2021	(1)													(1)
Increase (Decrease) in Temporary Equity [Roll Forward]
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)																			49,250						0
Series 7 and series 8 Preferred Stock issued for cash (in shares)																									53,198
Series 7 and series 8 Preferred Stock issued for cash																									$ 41,577
Accrete Discount - Preferred Shares																			$ 4,555						13,090
Deemed dividend for the modification related to Series 8 Preferred Stock																									2,627
Deemed contribution for the modification related to warrants isued in connection with Series 8 Preferred Stock																									(1,469)
Amortization premium - modification related to Series 8 Preferred Stock																									$ (2,627)
Preferred stock redeemed for cash (in shares)																			(49,250)						(53,198)
Preferred stock redeemed for cash																			$ (49,250)						$ (53,198)
Convertible preferred stock, ending balance (in shares) at Dec. 31, 2022																			0						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash / offering	$ 5,329									5,329
Common shares issued for extinguishment of debt (in shares)						287,802
Common shares issued for extinguishment of debt	$ 3,650									3,650
Common shares issued for cashless stock options exercised (in shares)	0
Common shares issued for net proceeds from warrants exercised (in shares)						930,990
Common shares issued for net proceeds from warrants exercised	$ 1					$ 1
Common shares issued for share rights (in shares)	52,513
Stock options and restricted stock awards granted to employees and consultants for services	$ 3,656									3,656
Deemed contribution for the modification related to warrants isued in connection with Series 8 Preferred Stock	1,469									1,469
Amortization premium - modification related to Series 8 Preferred Stock	2,627									2,627
Restricted stock grants withheld for taxes (in shares)						(12,802)
Taxes paid on stock based compensation	(336)									(336)
Issuance of shares from acquisition (in shares)						144,986
Issuance of shares from acquisition	3,697									3,697
Common shares issued for exchange of warrants (in shares)						184,153
Accrete Discount - Preferred Shares	(13,090)									(13,090)									$ (4,555)	$ (4,555)
Dividends, Preferred Stock, Cash	(2,627)									(2,627)
Cumulative translation adjustment	1,019														1,017	(36)	38
Net income (loss)	(66,304)															(63,394)	(2,910)
Balance, ending (in shares) at Dec. 31, 2022																			0		1	1	126		0
Balance, ending at Dec. 31, 2022	$ 32,115					$ 4				$ 346,668				$ (695)	$ 1,061	$ (313,739)	$ (1,184)
Balance, ending (in shares) at Dec. 31, 2022	3,570,893					3,570,894
Balance, ending (in shares) at Dec. 31, 2022	(1)													(1)
Increase (Decrease) in Temporary Equity [Roll Forward]
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)																			0						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interest, ownership percentage by parent		55.40%